Other Liabilities - Summary of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous Current Liabilities [Abstract]
Liabilities to employees	€ 24,248	€ 6,710
Other	4,379	780
Total	28,627	7,490
Other liabilities	28,061	€ 7,490
Other liabilities	€ 566